Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Borrowings		$ 52,864
USD
Disclosure of Financial Risk Management [Line Items]
Borrowings		52,864	$ 0
Rate increase on borrowings		243
Rate decrease on borrowings		$ (243)
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	0.00%	9.70%
Rate increase	0.03%	0.03%
Rate decrease	0.03%	0.03%
USD | Top of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	0.00%	10.19%
Rate decrease	0.00%	9.22%
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	0.00%	9.70%
Rate increase	0.03%	0.03%
Rate decrease	0.03%	0.03%
USD | Bottom of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	0.00%	10.19%
Rate decrease	0.00%	9.22%